Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
SURGALIGN HOLDINGS, INC. AND SUBSIDIARIES (FORMERLY KNOWN AS RTI SURGICAL HOLDINGS, INC.)
Schedule II
Valuation and Qualifying Accounts
Years Ended December 31, 2019, 2018 and 2017
(Dollars in thousands)

	Balance at	Charged to	Deductions-	Balance at
	Beginning of	Costs and	Write-offs,	End of
Description	Period	Expenses	Payments	Period
For the year ended December 31, 2019:
Allowance for doubtful accounts	$1,865	$2,541	$(397)	$4,803
Allowance for product returns	478	—	372	106
Allowance for excess and obsolescence	6,092	2,218	2,748	5,562
Deferred tax asset valuation allowance	3,093	45,022	—	48,115
For the year ended December 31, 2018:
Allowance for doubtful accounts	$1,185	$827	$147	$1,865
Allowance for product returns	441	37	—	478
Allowance for excess and obsolescence	3,293	7,980	5,181	6,092
Deferred tax asset valuation allowance	1,529	2,368	804	3,093
For the year ended December 31, 2017:
Allowance for doubtful accounts	$1,127	$155	$97	$1,185
Allowance for product returns	326	115	—	441
Allowance for excess and obsolescence	3,595	911	1,213	3,293
Deferred tax asset valuation allowance	469	1,060	—	1,529